Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
At cost:
Property, plant and equipment, at cost	$ 12,826	$ 12,095
Less: Accumulated depreciation	(11,096)	(10,679)
Less: Accumulated impairment	(1,322)	(1,322)
Less: Impairment loss	(19)
Property, plant and equipment, net	389	94
Machinery and equipment [Member]
At cost:
Property, plant and equipment, at cost	11,878	11,122
Furniture and fixtures [Member]
At cost:
Property, plant and equipment, at cost	97	79
Leasehold improvements [Member]
At cost:
Property, plant and equipment, at cost	700	743
Motor vehicles [Member]
At cost:
Property, plant and equipment, at cost	$ 151	$ 151